Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000106459 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 99,951,267
Holdings Count | Holding	86
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113503 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 99,951,267
Holdings Count | Holding	86
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153956 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 99,951,267
Holdings Count | Holding	86
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037307 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 99,951,267
Holdings Count | Holding	86
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037309 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLAOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 99,951,267
Holdings Count | Holding	86
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037340 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLBOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 156,538,366
Holdings Count | Holding	88
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037330 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 156,538,366
Holdings Count | Holding	88
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153957 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 156,538,366
Holdings Count | Holding	88
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113504 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLBKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 156,538,366
Holdings Count | Holding	88
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037338 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLBGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 156,538,366
Holdings Count | Holding	88
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037339 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLBHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 156,538,366
Holdings Count | Holding	88
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106460 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLBJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 156,538,366
Holdings Count | Holding	88
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106461 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 344,989,366
Holdings Count | Holding	92
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037350 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 344,989,366
Holdings Count | Holding	92
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037349 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 344,989,366
Holdings Count | Holding	92
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113505 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLDEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 344,989,366
Holdings Count | Holding	92
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153958 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 344,989,366
Holdings Count | Holding	92
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037341 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 344,989,366
Holdings Count | Holding	92
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037351 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLDOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 344,989,366
Holdings Count | Holding	92
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037362 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLEOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 663,542,992
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037352 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 663,542,992
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153959 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 663,542,992
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113506 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLEEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 663,542,992
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037360 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 663,542,992
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037361 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 663,542,992
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106462 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 663,542,992
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106463 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,056,342,978
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037372 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,056,342,978
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037371 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,056,342,978
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113507 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 1,056,342,978
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153960 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 1,056,342,978
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037363 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,056,342,978
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037373 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLFOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,056,342,978
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037384 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLHOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,108,422,843
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037374 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,108,422,843
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153961 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 1,108,422,843
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113508 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 1,108,422,843
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037382 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLHGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 1,108,422,843
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037383 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLHHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,108,422,843
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106464 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,108,422,843
Holdings Count | Holding	93
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106465 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 960,804,532
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037394 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 960,804,532
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037393 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 960,804,532
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113509 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 960,804,532
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153962 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 960,804,532
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037385 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 960,804,532
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037395 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 960,804,532
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037406 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLJOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 942,840,766
Holdings Count | Holding	86
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037396 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 942,840,766
Holdings Count | Holding	86
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153963 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHROX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 942,840,766
Holdings Count | Holding	86
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113510 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLJEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 942,840,766
Holdings Count | Holding	86
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037404 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLJGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 942,840,766
Holdings Count | Holding	86
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037405 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLJHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 942,840,766
Holdings Count | Holding	86
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106466 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 942,840,766
Holdings Count | Holding	86
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106467 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 626,787,235
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037416 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 626,787,235
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037415 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 626,787,235
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113511 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 626,787,235
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153964 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 626,787,235
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037407 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 626,787,235
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037417 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 626,787,235
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138478 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 445,120,538
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138479 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 445,120,538
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153974 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 445,120,538
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138473 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 445,120,538
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138475 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 445,120,538
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138476 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 445,120,538
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138477 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 445,120,538
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167625 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JESRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 328,296,128
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167624 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JGHTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 328,296,128
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167623 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JROUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 328,296,128
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167621 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JVIMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Net Assets	$ 328,296,128
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167619 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JMENX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 328,296,128
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167627 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JJERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 328,296,128
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167626 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JRETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 328,296,128
Holdings Count | Holding	83
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221540 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JAAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 148,603,343
Holdings Count | Holding	82
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221534 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JAAWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 148,603,343
Holdings Count | Holding	82
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221535 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JABSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 148,603,343
Holdings Count | Holding	82
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221536 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JAAZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 148,603,343
Holdings Count | Holding	82
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221537 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JABBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 148,603,343
Holdings Count | Holding	82
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221538 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JABDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 148,603,343
Holdings Count | Holding	82
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221539 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JABEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 148,603,343
Holdings Count | Holding	82
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259698 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JHBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 3,817,198
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,817,198
Total number of portfolio holdings	28
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.8%
U.S. large cap	29.7%
International equity	26.9%
Large blend	16.8%
U.S. mid cap	9.2%
Emerging-market equity	5.7%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259695 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JHOQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 3,817,198
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,817,198
Total number of portfolio holdings	28
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.8%
U.S. large cap	29.7%
International equity	26.9%
Large blend	16.8%
U.S. mid cap	9.2%
Emerging-market equity	5.7%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259699 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JHOPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 3,817,198
Holdings Count | Holding	28
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,817,198
Total number of portfolio holdings	28
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.8%
U.S. large cap	29.7%
International equity	26.9%
Large blend	16.8%
U.S. mid cap	9.2%
Emerging-market equity	5.7%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.